EXHIBITS TO THE SCHEDULE
EXHIBIT A(2)
FORM OF MONTHLY STATEMENT
Series 2007 — 1
HSBC Bank plc
AS SERVICER

RECEIVABLES TRUST
MONTHLY PERIOD ENDING:
31 December 2007

1.	Capitalised terms used in this Report have their respective meanings set forth in the Master Definitions Schedule set out as schedule 6 to a receivables trust deed and servicing agreement dated on or about 23 May 2006 (the “RTDSA”) and any supplement thereto for a Series provided, however, that the “preceding Monthly Period” shall mean the Monthly Period immediately preceding the calendar month in which this certificate is delivered. This Report is delivered pursuant to Clause 9.5(b) of the Receivables Trust Deed and Servicing Agreement.

2.	HSBC is Servicer under the Receivables Trust Deed and Servicing Agreement.

3.	The undersigned is an Authorised Officer.

4.	The date of this Report is a date on or before a Transfer Date under the Receivables Trust Deed and Servicing Agreement.

Monthly Period:	Starting	30/11/2007	Ending	31/12/2007
Interest Period Date:	Starting	17/12/2007	Ending	15/1/2008
Interest Determination Date:		13/12/2007

*	The Transfer Date, Distribution Date and Payment Date are the same as the Interest Period Ending Date.
INDEX

Section	Contents

1	Receivables Pool Summary Information
2	Series General Information
3	Undivided Interest
4	Segregated Trust
5	Loan Note Issuer
6	Issuer
7	Investor Interest and Debt Amounts
8	Commentary/Payout Events
Note:     All amounts are in (pound) sterling unless otherwise stated.

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 January 2008
Section 1
Receivables Pool Summary Information (1)

1	Aggregate amount of Eligible Receivables that are Principal Receivables for Beginning of the Monthly Period	2,538,933,292
2	Aggregate amount of Principal Collections processed	663,060,211
3	Aggregate amount of Finance Charge Collections (including Acquired Interchange)	40,007,894
4	Aggregate amount of Interest received on Trustee Collections Account and Trustee Investment Account	282,050
5	Aggregate amount Investor Default Amount	10,019,774
6	Aggregate amount of Investor Indemnity Amount	0
7	Aggregate amount of outstanding principal balances in the Accounts which were delinquent as of the end of the day on the last day of the related Monthly Period	69,833,579
8	Aggregate amount of Eligible Receivables that are Principal Receivables for End of Monthly Period	2,581,412,721

	Aggregate Account		Percentage of
Delinquency Analysis	Principal Balance	No. of Accounts	Total Receivables in Trust

(a) 30 - 59 days	20,172,726	7,714	0.78%
(b) 60 - 89 days	15,997,831	5,371	0.62%
(c) 90 - 119 days	11,554,698	3,851	0.45%
(d) 120 - 149 days	9,904,325	3,308	0.38%
(e) 150 - or more days	12,203,999	4,089	0.47%

Totals	69,833,579	24,333	2.71%

Delinquency Analysis excludes ‘no in-force plan’ accounts. Accounts with no-inforce plans are dormant accounts i.e. no active retail, balance transfer or cash plan, at the time of reporting.
Receivables Pool Summary Information (2)

	Amount	Percentage
Transferor and Aggregate Investor Interest (at the Beginning of the Monthly Period)	2,538,933,292	100.00%
Transferor Interest	1,354,763,764	53.36%
Aggregate Investor Interest (for analysis — see below)	1,184,169,528	46.64%
2006-1 Investor Interest	536,193,030	21.12%
2006-2 Investor Interest	397,035,469	15.64%
2007-1 Investor Interest	250,941,029	9.88%
Balance on Trustee Investment Account	0

Portfolio Minimum Balance Parameters	Threshold	Passed?

Minimum Transferor interest above amount agreed with Rating Agencies for a period of 30 consecutive days	6%	Yes

Minimum Transferor interest above amount agreed with Rating Agencies for a period of 30 consecutive days	2%	Yes

Minimum Aggregate Principal Receivables Above Zero	0	Yes

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 January 2008
Section 2
General Information
Period Type:          Revolving

Loan Note Rate	GBP Libor	Margin (bps)	Total Rate

Class A	6.54%	6.69	6.61%
Class B	6.54%	19.45	6.74%
Class C	6.54%	44.95	6.99%

	Pre-Addition Date	Post Addition Date
	Series 2007 - 1	Series 2007 - 1
Investor Percentages	%	%

Series Floating Percentage	—	9.88%
Class A Floating Percentage	—	88.00%
Class B Floating Percentage	—	5.50%
Class C Floating Percentage	—	6.50%

Series Fixed Percentage	—	9.88%
Class A Floating Percentage	—	88.00%
Class B Floating Percentage	—	5.50%
Class C Floating Percentage	—	6.50%

Aggregate amount of Investor Percentage of the Principal Collections	65,535,007
Aggregate amount of Investor Percentage of the Finance Charge Collections	3,518,077
Aggregate amount of Investor Percentage of the Acquired Interchange	436,191
Aggregate amount of Investor Percentage of Recoveries*	700,329
Bank Account Interest allocable to the Series	40,807

Controlled Accumulation Period (CAP)/Controlled Deposit Amount Series 2007 - 1	Months	Amount

Original CAP/Controlled Deposit Amount	12	0
Adjustment to CAP/Controlled Deposit Amount	0	0
Revised CAP/Controlled Deposit Amount	12	0

*	Recoveries this month includes Debt Sale Recoveries of £524,365 since December 2006

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 January 2008
Section 3
Undivided Interest

Principal Collections	Series 2007 - 1

The aggregate amount of Principal Collections processed during the related Monthly Period allocable to Series	65,535,007
Deduct: Utilised Retained Principal Collections Amount notionally allocable to Class C	0
Deduct: Utilised Retained Principal Collections Amount notionally allocable to Class B	0
Deduct: Amount distributed to Series Principal Collections Ledger in the Segregated Trust	0
Deduct: Shared Principal Collections	0

Total = Cash Available for Investment	65,535,007

Finance Charge Collections (incl. Acquired Interchange)	Series 2007 - 1

The aggregate amount of Finance Charge Collections (to include interest on the Trustee Collections	3,995,074
Account and Trustee Investment Account) and Acquired Interchange allocable to the Series during the related Monthly Period
The aggregate amount of Recoveries* allocable to the Series during the related Monthly Period	700,329
Total transferred to the Series Collections Account Finance Charge Collections Ledger in relation to Series	4,695,403

*	Recoveries this month includes Debt Sale Recoveries of £524,365 since December 2006

Other	Series 2007 - 1

Investor Default Amount allocable to Series	990,324
Investor Indemnity Amount allocable to Series	0

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 January 2008
Section 4(a)
Segregated Trust (1)
Principal Collections

Principal Collections Ledger	Series 2007 - 1

Total amount transferred from Undivided Interest	0
Deficit relative to Controlled Deposit Amount	0
The total distribution to Principal Funding Account or to Loan Note Issuer Account in respect of:
Class A Monthly Principal Amount	0
Class B Monthly Principal Amount	0
Class C Monthly Principal Amount	0

Funding Account (Principal Ledger)	Series 2007 - 1

Balance brought forward	0
Transfer this month	0
Transfer to Loan Note Issuer Distribution Account	0
Class A Monthly Principal Amount	0
Class B Monthly Principal Amount	0
Class C Monthly Principal Amount	0
Balance carry forward	0
Deficit relative to Cumulative Controlled Deposit Amount	0

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 January 2008
Section 4(b)
Segregated Trust (2)
Finance Charge Collections (1)

Series Finance Charge Collection Ledger	Series 2007 - 1

Finance Charge Collections (incl. Acquired Interchange) allocable to Series	3,954,268
Recoveries*	700,329
Interest Income on Accounts	40,807
Income from Principal Funding Account up to Class A Covered Amount	0
Retained Principal Collections Amount notionally allocable to Class B	0
Retained Principal Collections Amount notionally allocable to Class C	0
Transfer from Reserve Account	0
Transfer from Spread Account	0

*	Recoveries this month includes Debt Sale Recoveries of £524,365 since December 2006

Total Amount of Distribution to be transferred to Finance Funding Account (in	Series 2007 - 1	Series 2007 - 1
revolving and controlled accumulation Period) or to Loan Note Issuer Distribution
Account (in Regulated or Rapid Amortisation Period)	Paid	Unpaid

Class A Monthly Finance Amount	1,159,425	0
Class A Deficiency Amount	0	0
Class A Additional Finance Amount	0	0
Class A Monthly Distribution Amount	1,159,425	0
Class B Monthly Finance Amount	73,863	0
Class B Deficiency Amount	0	0
Class B Additional Finance Amount	0	0
Class B Monthly Distribution Amount	73,863	0
Class C Monthly Finance Amount	90,598	0
Class C Deficiency Amount	0	0
Class C Additional Finance Amount	0	0
Class C Monthly Distribution Amount	90,598	0

Turquoise Card Backed Securities plc — Servicer Report
Series 2006 — 2, For IPD Ending: 15 January 2008
Section 4(c)
Segregated Trust (3)
Finance Charge Collections (2)

	Series 2007 - 1	Series 2007 - 1
	Paid	Unpaid

Issuer Costs Amount	510	0
Issuer Profit Amount	1,987	0
Trustee Payment Amount	0	0
The total amount of distribution in respect of Trustee Payment Amount for the related Monthly
Period Including any amount remaining unpaid in respect of prior Monthly Periods	0	0
Total amount of distribution in respect of Loan Note Issuer Costs Amount for the Monthly Period
including any amount remaining unpaid in respect of prior Monthly Periods	0	0
Total amount of distribution in respect of Loan Note Issuer Profit for the monthly period	397	0
Total amount of distribution in respect of Servicing Fee Payment Amount for the related Monthly
Period including any amount remaining unpaid in respect of prior Monthly Periods	167,294	0
Total amount of distribution in respect of Expenses Loan Interest, Scheduled Amount and
Prepayment Amount, for the related Monthly Period including any amount remaining unpaid in
respect of prior Monthly Periods	1,547	0
Payment to cover Investor Default Amount	990,324	0
Payment to cover Reduction in Investor Interest (excluding repayments of principal)	0	0
Transfer to Reserve Account	0	0
Transfer to Spread Account	0	0
Payment in respect of Investor Indemnity Amount	0	0
Payment in relation to Excess Spread	2,209,458	0

Funding Account (Finance Ledger)	Series 2007 - 1

Balance brought forward	0
Transfer in this month (15th’s Payment)	1,323,886
Transfer to Loan Note Issuer Distribution Account
Class A Finance Distribution Amount	1,159,425
Class B Finance Distribution Amount	73,863
Class C Finance Distribution Amount	90,598
Balance carried forward	0

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 January 2008
Section 4(d)
Segregated Trust (4)
Reserve and Spread Accounts

Reserve Account	Series 2007 - 1

Required Reserve Account Amount	0
Balance brought forward	0
Transfer in/out this Month	0
Balance carried forward (Available Reserve Account Amount)	0

Spread Account	Series 2007 - 1

Quarterly Excess Spread Percentage*	8.40%
Required Spread Account Amount	0
Balance brought forward	0
Transfer in/out this Month	0
Balance carried forward (Available Spread Account Amount)	0

*	Calculated on a Simple yield basis

Spread Account Trigger
If Excess Spread Rate:	Required Spread Account %

above 4.5%	0.0%
above 4.0% but equal to or below 4.5%	1.5%
above 3.0% but equal to or below 4.0%	3.5%
above 2.0% but equal to or below 3.0%	4.0%
equal to or below 2.0%	4.5%

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 January 2008
Section 5
Loan Note Issuer Distribution Account

Receipts	Series 2007 - 1

Loan Note Interest	1,332,402
Loan Note Principal	—
Investor Trustee Payment Amount	—
Issuer & Loan Note Issuer Cost Amount	490
Expenses Loan Interest and Scheduled Amount	1,582
Investor Servicing Fee Amount	167,294
Class A Investor Default Amount	978,824
Class A Investor Charge-Off	—
Class B Investor Default Amount	61,176
Class B Investor Charge-Off	—
Class C Investor Default Amount	72,299
Class C Investor Charge-Off	—
Investor Indemnity Payment Amount	—
LN Issuer Return, Issuer Profit Amount	2,631
Expenses Loan Prepayment Amount	26,742
Excess Finance Charges	1,202,305
Deferred Subscription Price	1,202,305

Payments	Series 2007 - 1

Loan Note Interest	1,332,402
Loan Note Principal	—
3rd Party Expenses	—
Issuer Costs Amount	490
Additional Consideration	2,481,898
Monthly Expenses Loan Amount	1,582
Expenses Loan Prepayment	26,742
Issuer Profit Amount	2,193
Further Interest	1,202,305

Net Movement	438

Retained Profit (This Period)	438
Retained Profit (Prior Periods)	1,918
Other	—

Account Balance	2,356

Comments:

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 January 2008
Section 6
Issuer Distribution Account

Receipts	Series 2007 - 1

Loan Note Interest	1,332,402
Loan Note Principal	—
Issuer Costs	490
Further Interest	1,202,305
Issuer Profit	2,193
Expenses Loan Repayment	1,582
Expenses Loan Prepayment	26,742
Swap Interest (USD)	2,106,869
Swap Principal (USD)	—

Payments	Series 2007 - 1

Swap Interest	1,332,402
Swap Principal	—
Note Interest (USD)	2,106,869
Note Principal (USD)	—
3rd Party Expenses	490
Expenses Loan Repayment	28,324
Deferred Subscription Price	1,202,305

Net Movement	2,193

Retained Profit (This Period)	2,193
Retained Profit (Prior Periods)	9,593
Other	—

Account Balance	11,785

Comments:

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 January 2008
Section 7
Investor Interest & Debt Amounts

Summary Series Investor Interest and Adjusted Investor Interest	Total	Class A	Class B	Class C

Initial Investor Interest	250,941,029	220,828,105	13,801,757	16,311,167
Principal Payments made to Loan Note Issuer	—	—	—	—
Investor Charge-Offs/Reallocations	—	—	—	—

Investor Interest	250,941,029	220,828,105	13,801,757	16,311,167

Series Collection Account — PC Ledger	—	—	—	—
Balance of Principal Funding Account (Principal Ledger)	—	—	—	—

Adjusted Investor Interest	250,941,029	220,828,105	13,801,757	16,311,167

Loan Note Debt Amount	Total	Class A	Class B	Class C

Related Debt amount brought forward	250,941,029	220,828,105	13,801,757	16,311,167
Principal Payments made to Issuer	—	—	—	—
Related Debt amount caried forward	250,941,029	220,828,105	13,801,757	16,311,167

Turquoise Card Backed Securities plc Series 2007 - 1 (USD)	Total	Class A	Class B	Class C

Outstanding Amount brought forward	500,000,000	440,000,000	27,500,000	32,500,000
Principal Payments made	—	—	—	—
Associated Debt amount carried forward	500,000,000	440,000,000	27,500,000	32,500,000
Pool Factor brought forward	100%
Pool Factor carried forward	100%

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 -1, For IPD Ending: 15 January 2008
Section 8
Pay Out Events / Triggers

Portfolio Yield and Expense Rate Series 2007-1	Rate (Actual)	Rate (Simple)

Portfolio Yield for the Period	18.74%	19.10%
Expense Rate	7.45%	7.14%
Net Charge Off Rate	1.36%	1.39%
Excess Spread Rate	9.93%	10.58%

Quarterly Excess Spread	8.29%	8.40%
Regulated Amortisation Trigger		<0%
Regulated Amortisation		No

Simple yield is annualised over 12 months, Actual yield is annualised on an actual days basis.

Portfolio Minimum Balance Parameters	Threshold	Passed?

Minimum Transferor interest above amount agreed with Rating Agencies for a period of 30
consecutive days	6%	Yes
Minimum Transferor interest above amount agreed with Rating Agencies for a period of 30
consecutive days	2%	Yes
Minimum Aggregate Principal Receivables Above Zero	0	Yes

Commentary
To the knowledge of the undersigned, there are no Encumbrances or any Receivables in the Receivables Trust except as described below:
None
We confirm that no Trust Pay Out Event, Investor Pay Out Event or Series Pay Out Event has occurred as at the date hereof.
IN WITNESS WHEREOF, the undersigned has duly executed this certificate this 14th day of January, 2008.
Authorised signatory
HSBC Bank plc
as Servicer

By:

/s/ Andrew J Huke
Name: Andrew J Huke
Title: Senior Manager, Asset and Liability Management